Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2016	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2026
C000088321 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	$ 10,000		$ 10,949	$ 11,534	$ 12,236	$ 12,081	$ 13,494	$ 12,218	$ 13,027	$ 14,739	$ 15,884	$ 16,925
C000146445 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Accumulated Value	10,000		10,950	11,547	12,267	12,124	13,564	12,299	13,123	14,863	16,055	17,123
C000088318 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,525		10,400	10,924	11,567	11,387	12,691	11,460	12,189	13,751	14,790	15,718
C000100148 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,700		10,233	10,638	10,853	10,693	11,922	11,770	12,622	13,949	14,915	15,695
C000151936 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Accumulated Value	10,000		10,586	11,048	11,321	11,189	12,510	12,399	13,341	14,780	15,864	16,742
C000100151 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		10,580	11,025	11,276	11,139	12,448	12,327	13,247	14,676	15,733	16,599
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,049	9,944	10,955	11,665	11,655	10,313	10,189	10,933	11,276	11,489
Lipper High Yield Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper High Yield Funds Classification Average
ICE BofA U S High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield Index
Accumulated Value	10,000		10,879	11,234	11,973	12,417	13,691	12,264	13,123	14,761	15,964	16,727
S And P UBS Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P UBS Leveraged Loan Index
Accumulated Value	$ 10,000		$ 10,585	$ 11,145	$ 11,522	$ 11,587	$ 12,573	$ 12,595	$ 13,739	$ 15,086	$ 16,196	$ 16,986
Lipper Loan Participation Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Loan Participation Funds Classification Average